LVIP American Growth Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–100.05%
INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
✢American Funds Insurance Series®– Growth Fund	21,160,096	$2,938,502,479
Total Affiliated Investment (Cost $1,730,866,972)		2,938,502,479

TOTAL INVESTMENTS–100.05% (Cost $1,730,866,972)	2,938,502,479
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(1,420,176)
NET ASSETS APPLICABLE TO 72,724,163 SHARES OUTSTANDING–100.00%	$2,937,082,303

✢Class 1 shares.
See accompanying notes.
LVIP American Growth Fund–1

LVIP American Growth Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-100.05%@
Equity Fund-100.05%@
✢American Funds Insurance Series® – Growth Fund	$2,345,036,508	$432,214,208	$95,914,349	$(916,137)	$258,082,249	$2,938,502,479	21,160,096	$211,488,551	$—

@ As a percentage of Net Assets as of September 30, 2025.
✢ Class 1 shares.
LVIP American Growth Fund–2